Organization and Summary of Significant Accounting Policies - Useful Lives for Purpose of Computing Depreciation and Amortization (Detail)	12 Months Ended
Jan. 31, 2015
Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Furniture, fixtures, and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Furniture, fixtures, and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Lesser of lease term or useful life